UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2016

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 0.35%
Salvation Army
5.50%, 09/01/2018	$1,375,000	$1,481,948
5.64%, 09/01/2026	4,400,000	4,948,372
TOTAL CORPORATE BONDS (Cost $5,740,490)		6,430,320

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.99%
FGLMC Single Family - 2.04%
Pool Q16506, 3.00%, 02/01/2043	273,522	280,362
Pool TBA, 3.50%, 03/01/2041	7,421,346	7,759,220
Pool Q06793, 3.50%, 03/01/2042	223,044	233,462
Pool Q07121, 3.50%, 04/01/2042	743,503	778,861
Pool Q07147, 3.50%, 04/01/2042	108,208	113,317
Pool Q07398, 3.50%, 04/01/2042	179,720	188,115
Pool Q07899, 3.50%, 05/01/2042	319,197	334,910
Pool Q08196, 3.50%, 05/01/2042	241,964	253,266
Pool Q08758, 3.50%, 06/01/2042	823,756	865,691
Pool Q09142, 3.50%, 06/01/2042	888,822	931,622
Pool Q09347, 3.50%, 07/01/2042	778,287	815,628
Pool Q37430, 3.50%, 11/01/2045	5,596,631	5,858,043
Pool Q38376, 3.50%, 01/01/2046	7,398,309	7,743,876
Pool A95574, 4.00%, 12/01/2040	232,263	249,717
Pool A97097, 4.00%, 02/01/2041	261,255	278,637
Pool A97712, 4.00%, 03/01/2041	683,181	737,721
Pool Q03658, 4.00%, 10/01/2041	611,665	653,718
Pool Q04226, 4.00%, 10/01/2041	328,102	349,932
Pool TBA, 4.00%, 03/15/2045	172,000	183,277
Pool A91363, 4.50%, 03/01/2040	602,014	657,343
Pool A91756, 4.50%, 03/01/2040	500,107	546,421
Pool A92905, 4.50%, 06/01/2040	339,057	367,595
Pool A93467, 4.50%, 08/01/2040	310,029	338,607
Pool Q01597, 4.50%, 05/01/2041	692,029	752,739
Pool Q02377, 4.50%, 07/01/2041	286,437	310,592
Pool A68734, 5.00%, 07/01/2037	21,915	24,083
Pool A91364, 5.00%, 03/01/2040	446,023	492,583
Pool A91757, 5.00%, 04/01/2040	172,989	190,227
Pool A92906, 5.00%, 07/01/2040	511,363	568,316
Pool A56707, 5.50%, 01/01/2037	73,188	81,356
Pool A58653, 5.50%, 03/01/2037	278,403	310,220
Pool A68746, 5.50%, 10/01/2037	153,533	170,653
Pool A76192, 5.50%, 04/01/2038	314,352	350,987
Pool A76444, 5.50%, 04/01/2038	202,301	224,854
Pool A78742, 5.50%, 06/01/2038	1,227,818	1,369,033
Pool A83074, 5.50%, 11/01/2038	52,410	58,246
Pool G06072, 6.00%, 06/01/2038	868,198	991,587
Pool G06073, 6.50%, 10/01/2037	984,368	1,178,234
		37,593,051

FHA Project Loans - 0.84%
Pool Mill Pond Apartments, 6.00%, 03/01/2047 (a)	3,015,672	3,240,180
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,720,545	6,235,966
Pool Canton, 6.49%, 06/01/2046 (a)	4,602,293	4,989,346
Pool 023-98146, 6.51%, 07/01/2047 (a)	612,852	670,093
Pool A35271, 6.95%, 06/01/2035 (a)	283,747	283,293
Pool Reilly, 7.43%, 08/25/2021 (a)	107,174	107,419
		15,526,297

FNMA Multifamily - 17.67%
Pool AM4462, 0.68%, 11/01/2023 (b)	1,922,900	1,934,320
Pool AM4701, 0.73%, 11/01/2023 (b)	6,229,721	6,226,572
Pool AM8728, 0.73%, 05/01/2025 (b)	5,907,729	5,918,673
Pool AM6550, 1.21%, 01/01/2019	315,586	316,159
Pool AM1758, 1.69%, 12/01/2019	1,419,980	1,428,498
Pool AM2208, 1.81%, 01/01/2020	707,337	714,490
Pool 471480, 1.93%, 06/01/2017	2,505,208	2,505,244
Pool AM1082, 2.21%, 10/01/2019	4,899,852	4,898,284
Pool 471510, 2.29%, 06/01/2019	701,469	718,542
Pool AM1363, 2.29%, 11/01/2022	2,305,975	2,348,680
Pool AM2024, 2.30%, 01/01/2023	1,033,602	1,051,646
Pool AM2274, 2.31%, 01/01/2023	1,892,296	1,928,649
Pool AM1114, 2.34%, 11/01/2022	3,525,659	3,601,177
Pool AM0344, 2.41%, 08/01/2022	5,718,468	5,856,304
Pool AM3179, 2.42%, 04/01/2023	7,823,249	7,996,709

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Pool AM0671, 2.45%, 09/01/2022	$3,874,933	$4,019,177
Pool AM1718, 2.46%, 02/01/2023	949,010	972,903
Pool AM2198, 2.48%, 01/01/2023	1,949,288	2,003,329
Pool AM3905, 2.57%, 07/01/2018	605,697	617,789
Pool AM8256, 2.57%, 03/01/2025	4,800,000	4,835,616
Pool AM8016, 2.60%, 02/01/2022	2,233,971	2,328,780
Pool 471831, 2.65%, 10/01/2022	1,203,731	1,248,187
Pool AM8148, 2.68%, 03/01/2027	5,000,000	5,012,283
Pool AM0043, 2.71%, 07/01/2022	355,950	370,260
Pool 469829, 2.72%, 12/01/2018	278,971	287,752
Pool AN0668, 2.75%, 10/01/2021	5,144,926	5,382,033
Pool AN0761, 2.75%, 10/01/2021	2,894,744	3,027,256
Pool AN0777, 2.75%, 11/01/2021	5,895,368	6,166,670
Pool 466487, 2.77%, 11/01/2017	3,976,432	4,061,358
Pool AM9007, 2.78%, 05/01/2025	987,945	1,017,746
Pool 468194, 2.80%, 06/01/2016	3,064,554	3,063,681
Pool AN0454, 2.80%, 02/01/2026	1,200,000	1,231,019
Pool AM8561, 2.82%, 04/01/2025	3,450,676	3,565,777
Pool 466009, 2.84%, 09/01/2017	1,820,100	1,854,873
Pool AN0876, 2.85%, 02/01/2026	1,500,000	1,545,839
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,291,693
Pool AM6234, 2.88%, 07/01/2021	2,178,774	2,301,686
Pool 471460, 2.88%, 06/01/2022	1,643,229	1,724,491
Pool AN0350, 2.88%, 12/01/2025	1,650,000	1,698,651
Pool 471204, 2.90%, 05/01/2022	785,831	825,355
Pool AM7627, 2.95%, 01/01/2025	8,000,000	8,294,626
Pool 471372, 2.96%, 05/01/2022	374,343	394,387
Pool AM7593, 2.96%, 01/01/2025	998,768	1,036,606
Pool AM8317, 2.96%, 03/01/2025	197,342	204,779
Pool AM9592, 2.97%, 01/01/2023	1,827,491	1,928,792
Pool AM3663, 2.97%, 07/01/2023	959,967	1,013,023
Pool AN0476, 3.01%, 12/01/2025	2,393,674	2,490,637
Pool AN0915, 3.01%, 02/01/2026	2,350,000	2,444,045
Pool AM7831, 3.04%, 01/01/2025	1,997,737	2,085,065
Pool 470211, 3.06%, 12/01/2021	2,335,639	2,478,044
Pool 470607, 3.08%, 03/01/2022	210,718	224,050
Pool 470619, 3.10%, 03/01/2022	1,650,700	1,741,991
Pool 470756, 3.12%, 03/01/2022	280,793	280,442
Pool 471117, 3.12%, 05/01/2022	514,155	546,191
Pool 471333, 3.12%, 08/01/2022	3,720,785	3,935,667
Pool AM9429, 3.12%, 07/01/2025	1,486,271	1,559,721
Pool AM6769, 3.15%, 09/01/2024	2,937,343	3,089,283
Pool AM7796, 3.16%, 02/01/2022	1,945,860	2,076,452
Pool AM8227, 3.21%, 03/01/2033	2,115,298	2,191,176
Pool AM9393, 3.23%, 07/01/2025	3,966,092	4,195,332
Pool AM9780, 3.31%, 03/01/2031	1,493,596	1,629,535
Pool AM6620, 3.34%, 08/01/2024	2,052,139	2,205,064
Pool 470414, 3.37%, 01/01/2022	469,491	476,170
Pool AM3973, 3.37%, 07/01/2023	3,504,038	3,770,231
Pool AM9804, 3.39%, 11/01/2030	5,320,000	5,531,838
Pool AM9489, 3.40%, 07/01/2030	4,967,878	5,376,531
Pool AM5883, 3.41%, 05/01/2024	1,386,027	1,495,567
Pool AM5986, 3.44%, 06/01/2026	5,000,000	5,332,872
Pool AN0092, 3.45%, 11/01/2032	3,785,852	4,100,681
Pool 469683, 3.54%, 11/01/2021	1,632,995	1,765,484
Pool AN0860, 3.54%, 02/01/2031	2,266,000	2,383,385
Pool AM6060, 3.55%, 06/01/2029	1,952,216	2,077,629
Pool 471656, 3.60%, 06/01/2030	771,178	841,102
Pool AM7220, 3.60%, 11/01/2032	1,032,776	1,091,087
Pool AM4667, 3.69%, 11/01/2023	1,165,882	1,277,533
Pool 466856, 3.74%, 12/01/2020	1,719,701	1,864,671
Pool Club Sugar Mill, 3.76%, 03/01/2046 (a)	3,150,000	3,197,218
Pool AM7937, 3.77%, 06/01/2045	990,518	1,062,993
Pool AN0582, 3.78%, 01/01/2031	424,546	457,676
Pool AM3096, 3.79%, 05/01/2043	376,484	395,013
Pool 469075, 3.82%, 09/01/2021	702,697	768,227
Pool AM9376, 3.83%, 07/01/2045	496,134	537,668
Pool 466973, 3.85%, 01/01/2021	2,188,948	2,406,352
Pool 469548, 3.90%, 11/01/2021	1,659,543	1,824,107
Pool 469094, 3.90%, 09/01/2026	195,559	215,957
Pool 468980, 3.95%, 09/01/2021	747,660	822,055
Pool 468263, 3.98%, 06/01/2021	4,662,136	5,132,765
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,105,081

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Pool 467985, 4.08%, 05/01/2018	$1,782,721	$1,872,209
Pool AM4154, 4.08%, 08/01/2025	1,039,654	1,164,974
Pool 465585, 4.10%, 07/01/2020	1,014,750	1,112,783
Pool 466934, 4.10%, 01/01/2021	475,397	520,066
Pool AM2974, 4.10%, 04/01/2043	1,137,727	1,308,434
Pool 468410, 4.13%, 06/01/2021	351,649	388,850
Pool 470044, 4.15%, 01/01/2027	2,458,801	2,791,963
Pool AM5197, 4.20%, 01/01/2030	3,267,022	3,708,871
Pool 465435, 4.22%, 07/01/2020	439,416	482,053
Pool 467052, 4.23%, 01/01/2021	931,022	1,028,128
Pool 467899, 4.23%, 04/01/2021	439,811	487,368
Pool 469501, 4.28%, 11/01/2029	1,320,026	1,526,048
Pool 467460, 4.33%, 04/01/2021	744,303	828,027
Pool 464304, 4.36%, 01/01/2020	3,009,344	3,290,060
Pool AM5386, 4.37%, 03/01/2030	1,076,250	1,231,105
Pool 463873, 4.38%, 11/01/2019	408,282	444,627
Pool 464855, 4.38%, 04/01/2020	889,868	976,213
Pool 464772, 4.41%, 03/01/2020	1,799,355	1,976,342
Pool 467315, 4.46%, 02/01/2021	9,320,765	10,384,932
Pool 467732, 4.57%, 04/01/2021	278,891	311,696
Pool 469625, 4.68%, 11/01/2041	2,413,709	2,942,703
Pool 468251, 4.76%, 06/01/2026	587,497	684,844
Pool 464133, 4.85%, 01/01/2025	2,031,262	2,388,059
Pool 387517, 5.02%, 08/01/2020	617,984	692,405
Pool 463944, 5.06%, 12/01/2024	2,003,109	2,383,742
Pool 466907, 5.13%, 03/01/2026	396,994	476,670
Pool 387215, 5.19%, 01/01/2023	441,392	506,282
Pool 465394, 5.20%, 03/01/2026	534,258	632,144
Pool 385993, 5.23%, 04/01/2021	3,547,478	3,954,338
Pool 463895, 5.25%, 10/01/2025	3,196,718	3,835,722
Pool 468996, 5.27%, 06/01/2029	1,180,061	1,390,911
Pool 468520, 5.29%, 01/01/2028	1,409,768	1,700,917
Pool 958081, 5.36%, 01/01/2019	2,954,717	3,258,852
Pool 873470, 5.42%, 03/01/2016	1,473,435	1,472,870
Pool 464523, 5.51%, 07/01/2024	1,050,696	1,281,344
Pool 874487, 5.52%, 05/01/2025	501,322	617,251
Pool 463144, 5.54%, 08/01/2024	1,452,124	1,700,143
Pool 873550, 5.55%, 04/01/2024	229,034	273,282
Pool 463000, 5.58%, 08/01/2021	1,251,862	1,447,770
Pool 467505, 5.66%, 03/01/2023	820,800	988,982
Pool 874481, 5.75%, 04/01/2022	3,497,635	4,065,155
Pool 463507, 5.76%, 03/01/2027	3,370,745	4,136,480
Pool 873731, 5.88%, 07/01/2023	1,220,211	1,427,731
Pool 465990, 5.94%, 07/01/2027	465,715	571,850
Pool 387005, 5.95%, 06/01/2022	349,517	413,333
Pool 873949, 5.95%, 09/01/2024	1,261,638	1,480,450
Pool 463657, 5.96%, 10/01/2027	1,117,527	1,404,811
Pool 463839, 5.96%, 11/01/2027	660,800	816,870
Pool 873679, 6.10%, 06/01/2024	442,997	525,217
Pool 467914, 6.10%, 04/01/2041	522,262	683,512
Pool 463997, 6.12%, 12/01/2027	960,277	1,126,016
Pool 958614, 6.22%, 04/01/2027	365,204	448,029
Pool 464836, 6.23%, 03/01/2028	1,707,045	2,045,654
Pool 465259, 6.29%, 04/01/2028	1,259,643	1,493,885
Pool 385229, 6.33%, 09/01/2017	1,066,875	1,116,935
Pool 465260, 6.33%, 06/01/2028	1,544,613	1,863,907
Pool 464254, 6.34%, 11/01/2027	2,527,529	2,937,185
Pool 464969, 6.34%, 04/01/2028	2,567,175	3,171,327
Pool 464890, 6.37%, 04/01/2028	1,458,917	1,718,687
Pool 874736, 6.43%, 10/01/2025	446,259	532,075
Pool 464632, 6.50%, 02/01/2028	484,451	616,238
Pool 465588, 6.55%, 07/01/2028	586,878	756,125
Pool 466756, 6.59%, 12/01/2028	1,786,722	2,370,614
Pool 464473, 6.60%, 02/01/2040	1,065,125	1,404,537
Pool 464573, 6.72%, 02/01/2040	2,247,902	2,780,997
Pool 466595, 6.78%, 11/01/2025	3,667,583	4,646,862
Pool 469854, 8.26%, 12/01/2026	1,603,165	2,028,985
		325,300,399

FNMA Single Family - 27.23%
Pool AB5779, 3.00%, 07/01/2042	271,558	279,010
Pool AB6333, 3.00%, 09/01/2042	1,074,906	1,104,404
Pool AP7482, 3.00%, 09/01/2042	833,847	856,729
Pool AP9712, 3.00%, 09/01/2042	888,106	912,478

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Pool AB6817, 3.00%, 10/01/2042	$344,565	$354,021
Pool AB7486, 3.00%, 12/01/2042	1,959,511	2,011,272
Pool AR5591, 3.00%, 01/01/2043	462,019	474,682
Pool AB8571, 3.00%, 02/01/2043	2,360,425	2,425,190
Pool AR1739, 3.00%, 02/01/2043	218,516	224,497
Pool AT1983, 3.00%, 04/01/2043	2,671,126	2,743,634
Pool AB9496, 3.00%, 05/01/2043	636,835	654,309
Pool AR6415, 3.00%, 05/01/2043	1,588,053	1,631,321
Pool AT0343, 3.00%, 05/01/2043	1,341,898	1,378,186
Pool AO3210, 3.50%, 06/01/2042	786,455	825,923
Pool AP2097, 3.50%, 08/01/2042	346,460	363,697
Pool AS0092, 3.50%, 07/01/2043	1,726,760	1,812,660
Pool AU1769, 3.50%, 08/01/2043	1,361,443	1,428,752
Pool AX3104, 3.50%, 09/01/2044	1,230,068	1,290,657
Pool AX0901, 3.50%, 10/01/2044	3,799,911	3,984,243
Pool AS3724, 3.50%, 11/01/2044	6,374,864	6,684,105
Pool AX2559, 3.50%, 11/01/2044	2,762,685	2,901,318
Pool AS3925, 3.50%, 12/01/2044	1,758,227	1,843,518
Pool AX4858, 3.50%, 12/01/2044	6,503,836	6,819,333
Pool AY1745, 3.50%, 12/01/2044	1,170,172	1,226,984
Pool AS4238, 3.50%, 01/01/2045	1,281,268	1,343,482
Pool AX7551, 3.50%, 01/01/2045	3,037,702	3,185,166
Pool AS4392, 3.50%, 02/01/2045	1,247,865	1,308,398
Pool AY4388, 3.50%, 02/01/2045	1,936,919	2,039,319
Pool AS4536, 3.50%, 03/01/2045	4,568,305	4,790,152
Pool AX9585, 3.50%, 03/01/2045	4,268,896	4,476,212
Pool AY5019, 3.50%, 03/01/2045	4,388,312	4,601,360
Pool AS4738, 3.50%, 04/01/2045	10,013,008	10,499,056
Pool AY1387, 3.50%, 04/01/2045	2,616,977	2,744,106
Pool AS4913, 3.50%, 05/01/2045	11,784,245	12,356,677
Pool AY3458, 3.50%, 05/01/2045	8,467,258	8,878,582
Pool AY8252, 3.50%, 05/01/2045	2,146,467	2,250,629
Pool AY8271, 3.50%, 05/01/2045	1,753,865	1,838,968
Pool AS5117, 3.50%, 06/01/2045	11,295,687	11,844,538
Pool AZ2274, 3.50%, 06/01/2045	4,276,003	4,483,645
Pool AZ2316, 3.50%, 06/01/2045	3,201,574	3,357,017
Pool AS5351, 3.50%, 07/01/2045	17,280,926	18,120,598
Pool AZ0805, 3.50%, 07/01/2045	14,624,605	15,335,121
Pool AZ5686, 3.50%, 07/01/2045	3,299,947	3,460,215
Pool AS5579, 3.50%, 08/01/2045	6,944,567	7,282,057
Pool AZ5696, 3.50%, 08/01/2045	1,380,177	1,447,201
Pool AS5767, 3.50%, 09/01/2045	11,933,337	12,513,198
Pool AZ2904, 3.50%, 09/01/2045	6,370,812	6,680,422
Pool AZ9193, 3.50%, 09/01/2045	2,869,350	3,008,708
Pool AS5917, 3.50%, 10/01/2045	9,356,199	9,811,026
Pool AZ4755, 3.50%, 10/01/2045	4,760,875	5,000,039
Pool AS6127, 3.50%, 11/01/2045	6,301,250	6,607,655
Pool AS6309, 3.50%, 12/01/2045	7,279,673	7,633,692
Pool BC0066, 3.50%, 12/01/2045	5,415,944	5,679,336
Pool AS6467, 3.50%, 01/01/2046	15,859,038	16,630,294
Pool AS6616, 3.50%, 02/01/2046	13,865,289	14,539,772
Pool BC0223, 3.50%, 02/01/2046	13,559,262	14,218,870
Pool BC0226, 3.50%, 02/01/2046	3,012,741	3,159,299
Pool AS6785, 3.50%, 03/01/2046	21,675,755	22,730,224
Pool AC1837, 4.00%, 08/01/2039	430,263	462,422
Pool AE5434, 4.00%, 10/01/2040	506,979	542,354
Pool AE9905, 4.00%, 10/01/2040	392,706	419,277
Pool AE7634, 4.00%, 11/01/2040	745,937	802,357
Pool AE7705, 4.00%, 11/01/2040	448,553	480,148
Pool AE8205, 4.00%, 11/01/2040	392,847	421,041
Pool AE8779, 4.00%, 12/01/2040	133,756	143,305
Pool AH0540, 4.00%, 12/01/2040	103,108	110,084
Pool AH2978, 4.00%, 01/01/2041	540,539	578,402
Pool AH2979, 4.00%, 01/01/2041	279,375	298,278
Pool AH5274, 4.00%, 01/01/2041	1,017,705	1,086,565
Pool AH5643, 4.00%, 01/01/2041	563,311	603,813
Pool AH5665, 4.00%, 02/01/2041	968,516	1,042,267
Pool AH5670, 4.00%, 02/01/2041	599,316	642,409
Pool AH5671, 4.00%, 02/01/2041	590,243	631,555
Pool AH5672, 4.00%, 02/01/2041	326,395	352,783
Pool AH6770, 4.00%, 03/01/2041	451,288	483,627
Pool AH7282, 4.00%, 03/01/2041	727,854	778,787
Pool AH8877, 4.00%, 04/01/2041	341,733	369,320

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Pool AI0124, 4.00%, 04/01/2041	$90,415	$96,916
Pool AI9871, 4.00%, 09/01/2041	1,213,155	1,298,143
Pool AJ3460, 4.00%, 09/01/2041	381,928	408,629
Pool AJ4024, 4.00%, 10/01/2041	675,273	722,575
Pool AJ5285, 4.00%, 11/01/2041	793,712	850,782
Pool AJ7662, 4.00%, 12/01/2041	807,598	862,242
Pool AU9998, 4.00%, 09/01/2043	2,174,967	2,322,130
Pool AS0716, 4.00%, 10/01/2043	3,524,655	3,764,001
Pool AU6713, 4.00%, 10/01/2043	1,614,115	1,730,924
Pool AU6721, 4.00%, 10/01/2043	1,718,694	1,834,984
Pool AU8404, 4.00%, 10/01/2043	1,300,783	1,389,312
Pool AV0191, 4.00%, 10/01/2043	485,395	518,237
Pool AV0214, 4.00%, 10/01/2043	1,172,580	1,257,445
Pool AS0929, 4.00%, 11/01/2043	2,130,883	2,275,062
Pool AU6992, 4.00%, 11/01/2043	1,528,574	1,651,497
Pool AU6999, 4.00%, 11/01/2043	2,635,105	2,839,719
Pool AU7007, 4.00%, 11/01/2043	2,913,739	3,110,888
Pool AS1368, 4.00%, 12/01/2043	1,487,327	1,587,962
Pool AV0670, 4.00%, 12/01/2043	3,618,179	3,862,991
Pool AS1427, 4.00%, 01/01/2044	1,500,153	1,601,656
Pool AV2348, 4.00%, 01/01/2044	4,464,977	4,767,406
Pool AV6342, 4.00%, 01/01/2044	1,938,157	2,076,778
Pool AW0278, 4.00%, 01/01/2044	853,706	915,086
Pool AS1671, 4.00%, 02/01/2044	1,493,971	1,595,056
Pool AV5020, 4.00%, 02/01/2044	4,505,329	4,810,168
Pool AS1877, 4.00%, 03/01/2044	1,133,265	1,214,749
Pool AV7087, 4.00%, 03/01/2044	4,130,168	4,409,623
Pool AS2127, 4.00%, 04/01/2044	1,808,499	1,930,866
Pool AV7157, 4.00%, 04/01/2044	6,320,377	6,748,026
Pool AW0985, 4.00%, 05/01/2044	7,127,566	7,609,830
Pool AW3597, 4.00%, 06/01/2044	6,080,016	6,491,401
Pool AW5358, 4.00%, 06/01/2044	1,187,621	1,267,978
Pool AW6680, 4.00%, 06/01/2044	2,352,475	2,511,648
Pool AS2826, 4.00%, 07/01/2044	10,095,595	10,778,682
Pool AW8968, 4.00%, 07/01/2044	2,829,734	3,021,199
Pool AS3009, 4.00%, 08/01/2044	5,149,818	5,498,264
Pool AW8540, 4.00%, 08/01/2044	4,547,893	4,855,611
Pool AW9273, 4.00%, 08/01/2044	1,645,387	1,756,717
Pool AS3247, 4.00%, 09/01/2044	2,503,079	2,672,442
Pool AS3493, 4.00%, 10/01/2044	2,245,499	2,397,433
Pool AX0902, 4.00%, 10/01/2044	1,793,593	1,915,002
Pool AX3165, 4.00%, 10/01/2044	3,123,982	3,335,451
Pool AS3951, 4.00%, 11/01/2044	927,813	994,526
Pool AX2558, 4.00%, 11/01/2044	1,003,622	1,075,791
Pool AX4856, 4.00%, 12/01/2044	2,614,441	2,813,732
Pool AX7550, 4.00%, 12/01/2044	856,840	914,815
Pool AY5025, 4.00%, 03/01/2045	3,836,449	4,096,935
Pool AY8277, 4.00%, 05/01/2045	1,293,353	1,381,367
Pool AZ5697, 4.00%, 08/01/2045	2,084,269	2,226,438
Pool AZ2921, 4.00%, 09/01/2045	1,172,939	1,257,287
Pool AZ9195, 4.00%, 09/01/2045	1,786,180	1,908,022
Pool AC4095, 4.50%, 09/01/2039	16,994	18,492
Pool 890226, 4.50%, 08/01/2040	8,853,268	9,644,726
Pool AD8493, 4.50%, 08/01/2040	609,867	665,988
Pool AE3014, 4.50%, 09/01/2040	602,814	658,832
Pool AH5666, 4.50%, 01/01/2041	185,823	201,859
Pool AH5644, 4.50%, 02/01/2041	349,029	381,982
Pool AH6769, 4.50%, 03/01/2041	2,712,635	2,969,421
Pool AH7512, 4.50%, 03/01/2041	664,737	726,887
Pool AH8880, 4.50%, 04/01/2041	756,727	829,278
Pool AH8881, 4.50%, 04/01/2041	1,185,803	1,295,118
Pool AI0125, 4.50%, 04/01/2041	837,504	913,744
Pool AI2268, 4.50%, 04/01/2041	976,399	1,063,663
Pool AI3491, 4.50%, 06/01/2041	2,714,302	2,954,212
Pool AI5362, 4.50%, 06/01/2041	2,012,829	2,191,500
Pool AI6148, 4.50%, 07/01/2041	784,628	857,348
Pool AI6155, 4.50%, 07/01/2041	2,481,760	2,713,413
Pool AI8446, 4.50%, 07/01/2041	530,140	576,835
Pool AI8166, 4.50%, 08/01/2041	1,941,211	2,113,961
Pool AI8167, 4.50%, 08/01/2041	1,421,565	1,554,254
Pool AI9872, 4.50%, 09/01/2041	1,069,306	1,163,897
Pool AJ4025, 4.50%, 10/01/2041	963,766	1,049,021
Pool AV0226, 4.50%, 10/01/2043	571,792	621,149

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Pool AV6346, 4.50%, 01/01/2044	$875,860	$954,255
Pool 890230, 5.00%, 07/01/2040	9,789,332	10,868,121
Pool AD8500, 5.00%, 08/01/2040	856,736	950,466
Pool AH6772, 5.00%, 03/01/2041	230,482	256,111
Pool AH8879, 5.00%, 04/01/2041	479,118	532,706
Pool AI3492, 5.00%, 06/01/2041	302,841	335,288
Pool AI6154, 5.00%, 07/01/2041	290,728	321,880
Pool 890246, 5.50%, 11/01/2038	3,144,624	3,541,854
Pool 890247, 6.00%, 09/01/2038	5,507,298	6,296,729
Pool 886136, 6.50%, 07/01/2036	192,873	221,223
Pool 900106, 6.50%, 08/01/2036	67,871	77,847
Pool 900649, 6.50%, 09/01/2036	147,531	169,216
Pool 947771, 6.50%, 09/01/2037	102,691	117,868
		501,378,319

GNMA Multifamily - 22.99%
Pool 2013-73, 0.98%, 12/16/2035	819,556	807,396
Pool 2013-45, 1.45%, 10/16/2040	1,273,681	1,260,643
Pool 2013-61 A, 1.45%, 01/16/2043	559,134	550,808
Pool 2013-30 A, 1.50%, 05/16/2042	1,479,184	1,458,074
Pool 2013-85 A, 1.55%, 09/16/2046	1,778,641	1,724,285
Pool 2013-7 AC, 1.60%, 03/16/2047	1,861,118	1,831,794
Pool 2012-27 A, 1.61%, 07/16/2039	1,092,425	1,081,272
Pool 2012-139 AB, 1.67%, 02/16/2053	423,440	410,203
Pool 2013-118, 1.70%, 06/16/2036	2,653,812	2,637,933
Pool 2013-50, 1.73%, 05/16/2045	1,618,749	1,565,763
Pool 2013-29 AB, 1.77%, 10/16/2045	1,246,730	1,219,559
Pool 2012-144 AD, 1.77%, 01/16/2053	2,122,212	2,080,440
Pool 2013-179 A, 1.80%, 07/16/2037	2,246,947	2,233,526
Pool 2012-99 AE, 1.80%, 02/16/2048	4,772,497	4,679,988
Pool 2013-12 AB, 1.83%, 11/16/2052	270,925	267,156
Pool 2013-72, 1.88%, 05/16/2046	5,519,033	5,430,121
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	1,884,773	1,858,877
Pool 2014-168 A, 1.90%, 06/16/2041	872,910	876,967
Pool 2012-150 AB, 1.90%, 08/16/2044	210,468	208,493
Pool 2012-120 A, 1.90%, 02/16/2053	1,742,449	1,722,822
Pool 2014-52 A, 1.95%, 09/16/2036	846,934	851,522
Pool 2013-155 A, 1.95%, 03/16/2044	5,231,145	5,223,795
Pool 2012-83 AB, 1.98%, 05/16/2045	3,524,284	3,482,062
Pool 2013-176 AB, 2.00%, 11/16/2038	212,739	212,468
Pool 2013-107 A, 2.00%, 05/16/2040	151,656	151,639
Pool 2013-92 AB, 2.00%, 02/16/2043	1,571,806	1,578,098
Pool 2013-143, 2.00%, 04/16/2043	219,304	218,810
Pool 2013-176 AC, 2.00%, 03/16/2046	3,125,158	3,107,556
Pool 2013-128 AB, 2.00%, 10/16/2051	3,317,940	3,282,475
Pool 2012-72 AB, 2.03%, 02/16/2046	609,286	601,229
Pool AA7789, 2.04%, 11/15/2052	7,019,437	6,980,611
Pool 2012-112 AD, 2.09%, 02/16/2053	299,606	296,302
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	606,502	603,989
Pool 2012-2 AB, 2.11%, 03/16/2037	921,146	923,983
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	302,650	298,591
Pool AA8478, 2.15%, 05/15/2035	370,449	376,043
Pool AA8479, 2.15%, 11/15/2035	768,726	780,131
Pool 2014-67 A, 2.15%, 05/16/2039	3,416,755	3,449,273
Pool 2014-13 BA, 2.15%, 06/16/2040	2,594,992	2,606,981
Pool 2012-70 AB, 2.18%, 08/16/2052	629,756	624,815
Pool 2011-58 A, 2.19%, 10/16/2033	51,013	51,044
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,040,261
Pool 2014-78 A2, 2.20%, 04/16/2047	3,561,398	3,571,705
Pool 2013-94 AB, 2.20%, 03/16/2054	579,844	578,032
Pool 2011-31 A, 2.21%, 12/16/2035	375,080	375,453
Pool 2014-75 A, 2.21%, 06/16/2047	1,522,748	1,537,637
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	300,023
Pool AC5324, 2.23%, 09/15/2032	2,740,284	2,796,587
Pool 2012-111 AB, 2.25%, 09/16/2052	6,590,023	6,597,102
Pool 2014-29 AB, 2.30%, 01/16/2041	3,858,623	3,877,345
Pool 2014-130 CA, 2.30%, 11/16/2042	240,411	240,907
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,498,381
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	2,500,000	2,460,046
Pool 2015-125 AB, 2.35%, 04/16/2047	12,560,574	12,557,199
Pool 2016-14, 2.40%, 05/16/2046	5,390,859	5,434,296
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	231,697	235,212
Pool 2015-183, 2.40%, 07/16/2057	6,688,751	6,723,037
Pool 778465, 2.45%, 09/15/2047	1,734,295	1,760,310

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Pool AC9553, 2.47%, 02/15/2048	$9,508,228	$9,837,396
Pool AE4484, 2.50%, 06/15/2048	4,024,889	4,169,263
Pool 2015-114 AD, 2.50%, 11/15/2051 (b)	3,594,345	3,641,604
Pool 2013-193 AE, 2.50%, 10/16/2054	2,558,021	2,577,876
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	622,044
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	9,980,301	10,121,833
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	5,541,968	5,588,435
Pool 2015-101 AE, 2.60%, 03/16/2052	2,278,305	2,311,561
Pool 2014-153 AC, 2.60%, 06/16/2055	3,735,755	3,796,222
Pool 2015-128 AJ, 2.60%, 11/16/2055	6,262,183	6,314,546
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	7,434,526	7,502,692
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	1,567,233	1,610,193
Pool 2016-24, 2.60%, 12/16/2056	6,995,000	7,049,732
Pool 591746, 2.63%, 06/15/2048	834,085	871,195
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	1,580,901	1,613,433
Pool 2015-33 AH, 2.65%, 02/16/2045	4,226,328	4,302,898
Pool 2015-86 AC, 2.65%, 03/16/2050	4,850,352	4,969,562
Pool 2015-171 EA, 2.65%, 12/16/2052	99,560	101,395
Pool AB8527, 2.65%, 04/15/2054	2,227,978	2,323,622
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,106,857	2,135,226
Pool 2014-125 A, 2.70%, 03/16/2047	1,946,719	1,994,048
Pool 2012-112 B, 2.70%, 01/16/2053	3,035,000	3,059,620
Pool 2014-175 AC, 2.70%, 08/16/2055	3,272,609	3,351,358
Pool AA1574, 2.73%, 07/15/2032	2,301,239	2,420,143
Pool AC3668, 2.73%, 04/15/2043	6,532,953	6,828,225
Pool 2015-108 A, 2.75%, 01/16/2056	1,492,060	1,529,888
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	3,759,135	3,855,259
Pool 2010-156 AC, 2.76%, 03/16/2039	1,088,041	1,080,328
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	3,630,933	3,734,028
Pool 2014-89 AB, 2.80%, 05/16/2054	2,543,921	2,601,556
Pool 2014-186 AH, 2.80%, 08/16/2054	5,171,158	5,319,700
Pool 2015-140 AC, 2.80%, 11/16/2056	3,237,338	3,263,541
Pool 2015-150 AE, 2.80%, 01/16/2057 (b)	1,346,738	1,362,104
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	3,906,144	3,979,671
Pool 2012-35 A, 2.83%, 10/16/2043	88,280	89,647
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	3,445,799	3,519,895
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	770,578	790,837
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,691,052	2,775,829
Pool AA2216, 2.87%, 01/15/2054	920,600	976,058
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	6,747,158	6,934,200
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	3,063,627	3,169,666
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	1,749,828	1,798,960
Pool AD6658, 2.97%, 01/15/2036	1,506,248	1,602,129
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	503,819
Pool 2011-143 A, 3.00%, 07/16/2043	2,691,923	2,740,255
Pool 793935, 3.00%, 05/15/2047	282,482	299,431
Pool 777721, 3.00%, 07/15/2048	2,113,974	2,117,871
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	2,875,000	2,916,827
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	3,517,202	3,650,577
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	3,600,000	3,723,602
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,254,464
Pool AF4094, 3.05%, 08/15/2035	3,609,798	3,824,457
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,567,118
Pool 2014-47 AG, 3.09%, 02/16/2048	1,541,865	1,603,528
Pool AE4487, 3.10%, 02/15/2047	708,104	759,441
Pool AK8205, 3.10%, 09/15/2055	11,381,501	12,177,503
Pool AG9159, 3.12%, 10/15/2049	3,918,318	4,197,515
Pool AK7838, 3.21%, 05/15/2042	2,942,673	3,144,654
Pool 2012-9 A, 3.22%, 05/16/2039	269,294	272,387
Pool AK7840, 3.25%, 03/15/2050	2,154,145	2,328,237
Pool AI1113, 3.37%, 01/15/2050	2,952,897	3,193,532
Pool AN9543, 3.45%, 11/15/2050	1,759,620	1,910,149
Pool 2014-155 DC, 3.48%, 06/16/2047 (b)	2,300,000	2,426,189
Pool 777717, 3.50%, 01/15/2033	1,038,743	1,113,186
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	4,113,740
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	3,637,330	3,809,247
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,734,315
Pool AD8950, 3.51%, 09/15/2048	3,640,149	3,910,127
Pool AM0526, 3.51%, 05/15/2050	2,645,935	2,883,053
Pool AH5339, 3.55%, 12/15/2050	1,343,956	1,461,417
Pool AA8513, 3.60%, 03/15/2048	776,157	829,842
Pool AD8931, 3.60%, 07/15/2048	1,809,915	1,941,134
Pool AC6851, 3.62%, 08/15/2048	2,980,483	3,199,051

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Pool AC6853, 3.62%, 08/15/2048	$965,182	$1,035,962
Pool 727108, 3.64%, 02/15/2047	1,313,972	1,390,621
Pool AE9650, 3.65%, 08/15/2048	2,992,714	3,089,977
Pool AG5019, 3.73%, 03/15/2049	5,842,661	6,300,336
Pool 661707, 3.75%, 12/15/2054	2,455,907	2,693,923
Pool AG7484, 3.83%, 03/15/2049	1,446,967	1,560,971
Pool 749013, 3.88%, 10/15/2049	475,911	503,672
Pool AO6152, 3.94%, 01/15/2045	2,090,880	2,278,069
Pool AH7386, 4.00%, 11/15/2053	1,984,317	2,196,906
Pool Jerry Burnett, 4.00%, 04/01/2056 (a)	1,814,200	1,948,705
Pool 768250, 4.01%, 08/15/2052	2,496,314	2,650,254
Pool AF8133, 4.12%, 06/15/2037	1,663,729	1,782,963
Pool 760521, 4.13%, 09/15/2053	7,419,433	7,957,941
Pool AH5333, 4.15%, 06/15/2040	1,147,586	1,248,166
Pool 749575, 4.25%, 11/15/2046	3,013,036	3,181,264
Pool 758139, 4.25%, 02/15/2053	191,587	204,519
Pool AF9883, 4.46%, 09/15/2042	3,988,295	4,684,049
Pool AH1338, 4.61%, 06/15/2055	1,715,487	1,949,431
Pool AF8136, 4.70%, 04/15/2044	1,339,126	1,436,212
Pool AC6886, 4.85%, 08/15/2055	17,588,523	19,299,432
Pool 712102, 5.15%, 11/15/2032	488,006	505,493
Pool 734980, 5.25%, 11/15/2051	1,116,983	1,179,348
Pool 699710, 5.43%, 07/15/2044	371,803	383,887
Pool 637911, 6.00%, 07/15/2035	383,531	384,801
Pool 636413, 6.25%, 04/15/2036	666,482	673,147
Pool 643896, 6.50%, 06/15/2049	1,291,974	1,332,887
		423,148,092

GNMA Single Family - 3.18%
Pool AD1699, 3.00%, 02/15/2043	2,306,872	2,398,100
Pool 778944, 3.50%, 03/15/2042	632,136	666,869
Pool 779075, 3.50%, 04/15/2042	310,898	328,123
Pool 779209, 3.50%, 05/15/2042	215,960	228,143
Pool 779354, 3.50%, 06/15/2042	1,020,978	1,077,809
Pool AB2735, 3.50%, 08/15/2042	203,745	215,078
Pool 737576, 4.00%, 11/15/2040	60,281	64,595
Pool 737712, 4.00%, 12/15/2040	514,915	551,670
Pool 757173, 4.00%, 12/20/2040	442,378	476,312
Pool 737837, 4.00%, 01/15/2041	1,054,770	1,130,180
Pool 759104, 4.00%, 01/15/2041	694,362	748,431
Pool 2759436, 4.00%, 01/20/2041	265,131	283,489
Pool 2759466, 4.00%, 01/20/2041	1,026,161	1,099,228
Pool 759191, 4.00%, 02/15/2041	618,791	665,387
Pool 2759301, 4.00%, 02/20/2041	595,758	640,912
Pool 2763042, 4.00%, 04/20/2041	145,633	156,842
Pool 738629, 4.00%, 08/15/2041	969,239	1,037,924
Pool 738630, 4.00%, 08/15/2041	493,322	532,038
Pool 770515, 4.00%, 08/15/2041	1,149,524	1,239,896
Pool 738735, 4.00%, 09/15/2041	1,444,478	1,546,870
Pool 738954, 4.00%, 11/15/2041	603,073	650,141
Pool 778766, 4.00%, 01/15/2042	1,071,245	1,143,518
Pool 778847, 4.00%, 02/15/2042	598,443	638,818
Pool AF3781, 4.00%, 09/15/2043	2,098,307	2,240,484
Pool AG8734, 4.00%, 12/15/2043	909,023	970,723
Pool 717198, 4.50%, 06/15/2039	787,670	859,251
Pool 714594, 4.50%, 07/15/2039	255,864	280,543
Pool 720208, 4.50%, 07/15/2039	725,242	800,120
Pool 726402, 4.50%, 10/15/2039	76,351	83,441
Pool 728954, 4.50%, 12/15/2039	562,543	613,300
Pool 729017, 4.50%, 01/15/2040	712,940	773,695
Pool 737051, 4.50%, 03/15/2040	387,338	421,867
Pool 737222, 4.50%, 05/15/2040	674,683	742,921
Pool 698160, 4.50%, 07/15/2040	723,639	789,077
Pool 748456, 4.50%, 08/15/2040	727,940	801,087
Pool 738152, 4.50%, 04/15/2041	930,250	1,013,361
Pool 762882, 4.50%, 04/15/2041	498,501	544,751
Pool 738267, 4.50%, 05/15/2041	781,429	852,166
Pool 763543, 4.50%, 05/15/2041	298,021	323,418
Pool 738397, 4.50%, 06/15/2041	1,431,466	1,569,703
Pool 770396, 4.50%, 06/15/2041	661,024	724,200
Pool 2783417, 4.50%, 08/20/2041	8,038,072	8,650,685
Pool 688624, 5.00%, 05/15/2038	358,157	396,903
Pool 411105, 5.00%, 01/15/2039	216,799	243,011
Pool 439079, 5.00%, 02/15/2039	229,097	255,970

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Pool 646728, 5.00%, 03/15/2039	$88,280	$97,411
Pool 646750, 5.00%, 04/15/2039	145,076	160,126
Pool 646777, 5.00%, 05/15/2039	111,560	122,961
Pool 720288, 5.00%, 08/15/2039	547,807	611,531
Pool 722944, 5.00%, 08/15/2039	395,661	437,897
Pool 726290, 5.00%, 09/15/2039	831,267	933,527
Pool 723006, 5.00%, 10/15/2039	685,117	767,278
Pool 726403, 5.00%, 10/15/2039	406,785	454,245
Pool 737055, 5.00%, 03/15/2040	519,523	576,935
Pool 658393, 5.00%, 06/15/2040	535,733	590,483
Pool 2783418, 5.00%, 06/20/2040	5,983,096	6,431,969
Pool 684677, 5.50%, 03/15/2038	346,898	390,286
Pool 684802, 5.50%, 04/15/2038	200,227	224,675
Pool 688625, 5.50%, 05/15/2038	132,654	148,608
Pool 2688636, 5.50%, 05/20/2038	379,212	418,781
Pool 690974, 5.50%, 06/15/2038	48,238	54,129
Pool 2690973, 5.50%, 06/20/2038	52,764	58,101
Pool 2691179, 5.50%, 06/20/2038	165,531	182,372
Pool 693574, 5.50%, 07/15/2038	78,280	87,836
Pool 2409120, 5.50%, 07/20/2038	355,138	393,785
Pool 2700671, 5.50%, 10/20/2038	349,558	386,028
Pool 411116, 5.50%, 01/15/2039	176,960	198,579
Pool 705998, 5.50%, 01/15/2039	132,814	149,029
Pool 2684988, 6.00%, 03/20/2038	175,188	198,341
Pool 688626, 6.00%, 05/15/2038	306,778	346,631
Pool 2688637, 6.00%, 05/20/2038	100,564	113,839
Pool 2693900, 6.00%, 07/20/2038	165,174	186,975
Pool 696513, 6.00%, 08/15/2038	191,725	216,627
Pool 2696843, 6.00%, 08/20/2038	230,890	261,554
Pool 699255, 6.00%, 09/15/2038	536,217	611,032
Pool 2698997, 6.00%, 09/20/2038	258,896	293,115
Pool 705999, 6.00%, 01/15/2039	277,253	313,277
Pool 2706407, 6.00%, 01/20/2039	72,868	82,486
Pool 582048, 6.50%, 01/15/2032	30,673	35,188
Pool 2696844, 6.50%, 08/20/2038	242,373	277,156
Pool 2706408, 6.50%, 01/20/2039	201,375	228,338
Pool 530199, 7.00%, 03/20/2031	53,889	55,248
		58,567,429

HUD - 0.79%
2011-A, 2.05%, 08/01/2019	800,000	825,211
TBA, 2.66%, 08/01/2016	1,000,000	1,008,105
2010-A, 3.30%, 08/01/2019	5,718,000	6,127,077
Regional, 4.48%, 08/01/2016	2,500,000	2,541,028
0614, 5.51%, 08/01/2020	1,000,000	1,021,777
0620, 5.77%, 08/01/2026	3,000,000	3,051,762
		14,574,960

Small Business Administration - 4.18%
Pool 507253, 0.75%, 05/25/2030 (b)	71,879	71,176
Pool 507766, 0.83%, 07/25/2031 (b)	102,375	101,672
Pool 508901, 0.85%, 07/25/2020 (b)	175,124	174,067
Pool 508206, 0.85%, 09/25/2032 (b)	44,414	44,137
Pool 508298, 0.85%, 01/25/2033 (b)	258,971	257,250
Pool 508506, 0.88%, 06/25/2033 (b)	312,139	308,280
Pool 508716, 1.07%, 06/25/2034 (b)	506,297	508,460
Pool 508890, 1.15%, 06/25/2020 (b)	194,071	194,917
Pool American, 1.25%, 08/30/2022 (b)	733,257	757,403
Pool Cleburne, 1.25%, 08/30/2022 (b)	496,712	513,401
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	137,463	139,380
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	79,004	80,097
Pool Gentleden, 1.25%, 04/10/2023 (b)	204,838	208,556
Pool Juice It Up, 1.25%, 09/19/2023 (b)	178,748	181,656
Pool Charles Corner, 1.25%, 04/29/2034 (b)	498,663	514,137
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	280,467	289,269
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	235,175	242,982
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	302,248	312,286
Pool 509347, 1.50%, 11/25/2022 (b)	392,280	392,912
Pool 509392, 1.50%, 07/25/2023 (b)	1,583,079	1,586,110
Pool 509409, 1.50%, 09/25/2023 (b)	1,318,744	1,322,145
Pool 509596, 1.50%, 11/25/2024 (b)	1,056,872	1,058,736
Pool 509670, 1.50%, 04/25/2025 (b)	850,470	865,337
Pool 509678, 1.50%, 05/25/2025 (b)	2,944,587	2,967,818
Pool 509748, 1.50%, 09/25/2025 (b)	3,800,448	3,816,808

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Pool 508969, 1.50%, 09/25/2035 (b)	$369,431	$377,710
Pool 508994, 1.50%, 01/25/2036 (b)	229,537	232,911
Pool 509084, 1.50%, 07/25/2036 (b)	253,161	259,444
Pool 509133, 1.50%, 09/25/2036 (b)	1,033,427	1,057,945
Pool 509225, 1.50%, 04/25/2037 (b)	956,513	975,694
Pool 509348, 1.50%, 02/25/2038 (b)	765,637	781,628
Pool 509350, 1.50%, 03/25/2038 (b)	1,865,045	1,901,012
Pool 509391, 1.50%, 06/25/2038 (b)	2,328,934	2,379,364
Pool 509417, 1.50%, 10/25/2038 (b)	1,194,567	1,222,156
Pool 509460, 1.50%, 01/25/2039 (b)	2,261,789	2,310,103
Pool 509491, 1.50%, 02/25/2039 (b)	4,777,187	4,869,690
Pool 509541, 1.50%, 08/25/2039 (b)	1,481,315	1,510,987
Pool 509573, 1.50%, 09/25/2039 (b)	3,291,979	3,325,034
Pool 509575, 1.50%, 10/25/2039 (b)	3,360,562	3,394,445
Pool 509661, 1.50%, 03/25/2040 (b)	3,861,106	3,909,230
Pool 509688, 1.50%, 08/25/2040 (b)	5,632,979	5,819,857
Pool 509735, 1.50%, 09/25/2040 (b)	4,364,093	4,402,834
Pool 509760, 1.50%, 11/25/2040 (b)	3,407,112	3,438,300
Pool 3046316007, 2.13%, 12/03/2032 (b)	235,781	238,410
Pool 509793, 2.36%, 01/25/2041	2,475,000	2,641,765
Pool 509010, 2.83%, 01/25/2036 (b)	135,976	144,448
Pool Premie, 3.08%, 08/29/2038 (b)	729,258	811,022
Pool Animal, 3.33%, 06/04/2023 (b)	347,797	375,979
Pool Dynamic, 3.58%, 08/05/2023 (b)	21,475	23,502
Pool Econolodge, 3.58%, 09/11/2037 (b)	854,535	970,983
Pool 522053, 4.02%, 05/25/2026 (b)	357,334	394,219
Pool 509647, 4.11%, 12/25/2026 (b)	942,495	1,035,882
Pool 522158, 4.16%, 01/25/2027 (b)	1,663,827	1,848,599
Pool 521984, 4.16%, 10/25/2038 (b)	506,768	576,613
Pool 521884, 4.19%, 08/25/2037 (b)	540,092	612,837
Pool 521967, 4.22%, 06/25/2038 (b)	3,084,484	3,510,660
Pool 522156, 4.24%, 05/25/2040 (b)	1,055,073	1,216,873
Pool 521860, 4.30%, 03/25/2037 (b)	633,026	715,973
Pool Joliba, 4.33%, 07/19/2023 (b)	294,234	327,506
Pool Schatz, 4.33%, 10/04/2023 (b)	28,019	31,273
Pool 521970, 4.34%, 07/25/2038 (b)	930,440	1,075,355
Pool 522029, 4.41%, 02/25/2039 (b)	110,817	127,658
Pool 522020, 4.45%, 02/25/2026 (b)	416,934	462,898
Pool Valeri, 4.88%, 11/15/2023 (b)	68,280	76,866
Pool Buck Pizza, 5.23%, 07/15/2024	56,307	60,150
Pool 7530434005, 5.27%, 06/29/2024 (a)	66,947	71,610
Pool 3829225004, 6.08%, 11/05/2020 (a)	397,358	420,814
		76,849,231

Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	27,493	30,881
2008-20E, 5.49%, 05/01/2028	90,821	102,188
		133,069

USDA Loan - 0.06%
Pool FSAA & BParent, 4.33%, 08/01/2039 (a) (b)	136,781	148,681
Pool Highland, 5.28%, 07/14/2024 (a)	893,056	954,123
		1,102,804
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,425,184,562)		1,454,173,651

MUNICIPAL BONDS - 19.09%
Arkansas - 0.06%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	253,135
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	432,161
3.40%, 11/01/2020	450,000	469,080
		1,154,376

California - 0.44%
California Statewide Communities Development Authority
5.30%, 04/01/2016	25,000	25,051
Livermore Redevelopment Agency
0.01%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	268,443

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Los Angeles County Redevelopment Refunding Authority
1.00%, 12/01/2016	$1,600,000	$1,599,616
Napa Community Redevelopment Agency
5.60%, 09/01/2018	270,000	270,375
Sacramento County Housing Authority
0.50%, 07/15/2035 (b)	300,000	300,000
Tuolumne, Wind Project Authority
6.92%, 01/01/2034	1,600,000	2,020,688
		8,084,173

Connecticut - 0.03%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	646,922

Delaware - 0.40%
Delaware State Housing Authority
2.65%, 11/01/2041	7,145,000	7,329,627

District of Columbia - 0.09%
District of Columbia
3.88%, 06/15/2045	1,572,928	1,587,367

Florida - 0.59%
Florida State Housing Finance Corp.
0.03%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.80%, 07/01/2041	2,936,027	2,966,679
2.80%, 07/01/2041	6,157,293	6,221,575
Pinellas County Health Facilities Authority
0.02%, 12/01/2024 (b)	110,000	110,000
Pinellas County Housing Finance Authority
0.02%, 10/01/2048 (b)	400,000	400,000
		10,798,254

Illinois - 0.82%
Illinois State Housing Development Authority
0.02%, 08/01/2034 (b) (c)	5,735,000	5,735,000
0.87%, 08/01/2016	675,000	675,243
1.05%, 02/01/2017	690,000	691,014
1.23%, 08/01/2017	1,060,000	1,062,406
2.70%, 01/01/2020	650,000	661,044
2.80%, 07/01/2020	565,000	577,549
3.05%, 07/01/2021	500,000	514,845
3.27%, 07/01/2022	495,000	510,197
3.37%, 01/01/2023	250,000	259,145
3.62%, 01/01/2025	290,000	299,297
3.62%, 07/01/2025	250,000	258,015
4.00%, 02/01/2034	3,700,000	3,904,906
		15,148,661

Indiana - 0.07%
Elkhart County
0.50%, 09/01/2043 (b)	180,000	180,000
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	180,000	181,159
5.90%, 01/01/2037	300,000	300,786
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	567,886
		1,229,831

Iowa - 0.08%
Hawkeye Community College
2.60%, 06/01/2022	245,000	248,379
Iowa State Finance Authority
0.04%, 08/01/2037 (b) (c)	220,000	220,000
2.30%, 09/01/2040	907,342	907,378
Kirkwood Community College
2.50%, 06/01/2017	120,000	122,336
		1,498,093

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
Kentucky - 1.15%
Kentucky State Housing Corp.
0.94%, 01/01/2017	$1,245,000	$1,247,191
2.34%, 01/01/2018	1,585,000	1,616,653
2.39%, 01/01/2020	340,000	351,869
2.54%, 07/01/2020	230,000	238,137
2.55%, 07/01/2020	1,435,000	1,486,732
2.88%, 01/01/2022	300,000	316,983
2.93%, 07/01/2022	335,000	354,259
3.00%, 11/01/2041	8,940,000	9,106,374
3.38%, 01/01/2025	165,000	174,070
4.25%, 07/01/2033	2,585,000	2,678,344
4.27%, 01/01/2028	3,000,000	3,178,800
5.75%, 07/01/2037	235,000	236,525
5.77%, 07/01/2037	85,000	85,339
6.06%, 07/01/2036	30,000	30,535
		21,101,811

Maine - 0.11%
Maine State Housing Authority
1.44%, 11/15/2017	860,000	865,925
4.00%, 11/15/2024 (c)	1,165,000	1,236,881
		2,102,806

Maryland - 0.74%
Maryland State Community Development Administration
0.02%, 09/01/2040 (b) (c)	2,100,000	2,100,000
0.02%, 12/01/2040 (b) (c)	1,200,000	1,200,000
2.36%, 09/01/2018	150,000	153,517
2.49%, 03/01/2019	450,000	463,199
2.86%, 09/01/2040	2,265,000	2,338,024
3.35%, 03/01/2023	705,000	730,500
4.00%, 09/01/2025	3,810,000	4,034,180
6.07%, 09/01/2037	1,295,000	1,296,943
Montgomery County
4.00%, 05/01/2016	1,175,000	1,181,098
4.60%, 05/01/2026	200,000	218,336
		13,715,797

Massachusetts - 1.11%
Chelsea
6.00%, 01/15/2018	260,000	280,114
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	773,973
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	155,000	156,655
1.66%, 12/01/2018	845,000	855,596
1.93%, 12/01/2019	895,000	910,466
2.06%, 12/01/2020	105,000	106,408
2.21%, 06/01/2018	210,000	212,921
2.51%, 06/01/2019	160,000	163,453
2.61%, 12/01/2019	600,000	612,444
3.09%, 06/01/2020	200,000	208,292
3.19%, 12/01/2020	315,000	333,913
3.45%, 12/01/2050 (b)	1,150,000	1,180,843
4.50%, 04/15/2054	3,959,709	3,959,591
4.71%, 12/01/2037	1,995,000	2,092,855
4.84%, 06/01/2043	5,000,000	5,204,950
5.21%, 12/01/2016	360,000	362,261
5.55%, 06/01/2025	1,510,000	1,526,761
5.96%, 06/01/2017	350,000	354,504
6.50%, 12/01/2039	1,140,000	1,200,990
		20,496,990

Michigan - 0.30%
Michigan State Housing Development Authority
0.02%, 06/01/2038 (b) (c)	860,000	860,000
2.67%, 04/01/2020	275,000	281,581
2.77%, 10/01/2020	255,000	261,829
3.03%, 04/01/2021	435,000	449,077
3.13%, 10/01/2021	445,000	460,722
3.28%, 04/01/2022	450,000	466,402
3.53%, 04/01/2023	465,000	486,511

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
3.63%, 10/01/2023	$450,000	$472,077
4.33%, 10/01/2029	1,640,000	1,700,319
		5,438,518

Minnesota - 0.00%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	65,000	65,653

Mississippi - 0.18%
Mississippi State
1.90%, 12/01/2019	145,000	147,730
Mississippi State Home Corp.
3.05%, 12/01/2034	3,055,565	3,082,423
		3,230,153

Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2041	335,000	344,564

Nevada - 0.00%
Nevada State Housing Division
5.11%, 04/01/2017	5,000	4,998

New Hampshire - 0.12%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	945,000	986,249
4.00%, 07/01/2035	915,000	957,365
5.70%, 01/01/2035	310,000	310,561
		2,254,175

New Jersey - 1.62%
New Jersey State Housing & Mortgage Finance Agency
2.01%, 11/01/2018	1,365,000	1,379,578
2.13%, 11/01/2016	145,000	145,886
2.30%, 05/01/2019	1,245,000	1,268,306
2.35%, 11/01/2019	2,050,000	2,092,763
2.38%, 11/01/2017	80,000	80,993
2.65%, 11/01/2020	1,010,000	1,036,876
2.70%, 05/01/2019	360,000	369,774
2.78%, 05/01/2021	1,000,000	1,032,130
2.80%, 11/01/2019	375,000	386,179
2.99%, 11/01/2019	100,000	102,940
3.03%, 05/01/2022	1,000,000	1,033,810
3.05%, 05/01/2020	390,000	406,290
3.27%, 11/01/2020	100,000	104,037
3.35%, 11/01/2020	395,000	415,982
3.42%, 05/01/2023	2,850,000	2,966,651
3.45%, 05/01/2021	405,000	429,118
3.55%, 11/01/2021	425,000	452,565
3.57%, 11/01/2021	70,000	73,837
3.65%, 05/01/2022	430,000	457,103
3.72%, 11/01/2022	125,000	129,512
3.80%, 11/01/2022	450,000	482,058
3.90%, 05/01/2023	460,000	490,553
4.00%, 11/01/2023	475,000	508,421
4.10%, 05/01/2024	485,000	521,739
4.20%, 11/01/2024	505,000	543,102
4.57%, 11/01/2027	900,000	920,277
4.88%, 11/01/2029	2,500,000	2,723,125
4.89%, 11/01/2032	1,435,000	1,452,665
5.09%, 11/01/2043	4,785,000	4,895,151
5.93%, 11/01/2028	1,625,000	1,647,295
6.13%, 11/01/2037	1,315,000	1,330,570
		29,879,286

New Mexico - 0.16%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	813,731	804,032
6.15%, 01/01/2038	205,000	205,629

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	$1,775,000	$1,861,673
		2,871,334
New York - 5.20%
New York City Housing Development Corp.
1.11%, 05/01/2016	1,570,000	1,571,052
1.16%, 05/01/2017	910,000	908,326
1.17%, 05/01/2016	900,000	900,351
1.31%, 11/01/2016	1,595,000	1,599,689
1.31%, 11/01/2016	1,205,000	1,205,964
1.34%, 08/01/2016	500,000	500,535
1.40%, 05/01/2016	655,000	655,498
1.44%, 11/01/2016	500,000	500,830
1.44%, 05/01/2017	1,215,000	1,218,742
1.54%, 02/01/2017	515,000	516,159
1.57%, 11/01/2016	700,000	701,736
1.59%, 05/01/2017	785,000	788,768
1.59%, 11/01/2017	1,225,000	1,229,165
1.73%, 05/01/2017	780,000	785,000
1.73%, 08/01/2017	730,000	733,248
1.74%, 05/01/2018	1,240,000	1,249,015
1.75%, 11/01/2017	550,000	553,580
1.94%, 02/01/2018	550,000	553,613
2.01%, 05/01/2019	1,270,000	1,288,351
2.04%, 11/01/2018	805,000	809,637
2.11%, 08/01/2016	1,665,000	1,669,063
2.24%, 05/01/2020	800,000	811,504
2.26%, 11/01/2018	630,000	644,899
2.30%, 05/01/2016	2,130,000	2,134,729
2.31%, 02/01/2017	1,685,000	1,697,081
2.43%, 05/01/2019	420,000	431,852
2.49%, 05/01/2021	130,000	132,708
2.50%, 11/01/2016	2,160,000	2,178,598
2.51%, 08/01/2017	1,710,000	1,728,878
2.59%, 11/01/2019	820,000	845,289
2.64%, 11/01/2021	750,000	767,040
2.71%, 02/01/2018	1,730,000	1,762,818
2.74%, 05/01/2022	710,000	725,443
2.77%, 11/01/2021	1,295,000	1,332,918
2.79%, 05/01/2017	2,195,000	2,235,827
2.84%, 11/01/2022	1,000,000	1,024,000
2.91%, 08/01/2018	1,750,000	1,791,597
2.95%, 05/01/2022	1,610,000	1,656,835
2.98%, 05/01/2023	1,245,000	1,277,582
3.03%, 11/01/2023	500,000	513,915
3.05%, 11/01/2022	705,000	727,497
3.11%, 02/01/2019	1,775,000	1,828,836
3.11%, 05/01/2023	1,525,000	1,579,015
3.16%, 11/01/2023	1,550,000	1,608,357
3.18%, 05/01/2024	1,070,000	1,103,363
3.23%, 11/01/2024	725,000	747,562
3.26%, 08/01/2019	1,805,000	1,905,665
3.28%, 05/01/2025	220,000	225,570
3.31%, 11/01/2024	1,610,000	1,680,454
3.33%, 11/01/2025	750,000	768,945
3.43%, 02/01/2020	1,830,000	1,906,659
3.58%, 08/01/2020	965,000	1,044,834
4.32%, 11/01/2035	2,930,000	3,050,071
4.97%, 05/01/2019	1,995,000	2,106,820
5.27%, 08/01/2035	1,000,000	1,058,540
5.63%, 11/01/2024	3,250,000	3,554,785
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	992,157
New York State Housing Finance Agency
0.01%, 11/01/2041 (b)	2,500,000	2,500,000
0.02%, 11/01/2030 (b) (c)	3,765,000	3,765,000
0.03%, 05/15/2037 (b) (c)	2,600,000	2,600,000
0.25%, 11/01/2046 (b)	5,000,000	5,000,000
0.40%, 11/01/2038 (b)	1,515,000	1,515,000
4.90%, 08/15/2025 (c)	240,000	240,415
5.05%, 08/15/2039 (c)	1,310,000	1,320,231

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount	Value
New York State Mortgage Agency
1.19%, 04/01/2017	$1,000,000	$1,001,600
1.59%, 04/01/2018	2,000,000	2,005,700
1.66%, 04/01/2017	950,000	956,289
1.82%, 10/01/2017	960,000	960,547
1.97%, 04/01/2018	970,000	980,282
2.43%, 10/01/2019	1,005,000	1,027,542
3.07%, 04/01/2023	490,000	503,950
3.40%, 10/01/2022	1,815,000	1,855,820
		95,753,341

North Carolina - 0.40%
North Carolina State Housing Finance Agency
1.97%, 07/01/2017	410,000	413,690
2.81%, 07/01/2035	5,675,000	5,855,124
3.41%, 07/01/2022	280,000	292,754
4.01%, 01/01/2026	745,000	789,529
		7,351,097

Ohio - 0.65%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	11,250,000	11,239,425
3.25%, 03/01/2046	750,000	751,425
		11,990,850

Oregon - 0.03%
Portland
4.62%, 06/15/2018	325,000	344,104
6.03%, 06/15/2018	158,674	166,739
		510,843

Pennsylvania - 0.63%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	511,685
4.86%, 06/01/2018	50,000	53,659
4.97%, 06/01/2016	65,000	65,609
5.02%, 06/01/2016	5,925,000	5,981,702
5.17%, 06/01/2017	600,000	632,256
5.41%, 06/01/2022	500,000	579,355
6.39%, 06/01/2024	225,000	270,223
Pennsylvania State Housing Finance Agency
0.02%, 10/01/2034 (b) (c)	640,000	640,000
0.02%, 10/01/2034 (b) (c)	2,900,000	2,900,000
		11,634,489

South Carolina - 0.31%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	4,190,000	4,202,779
4.00%, 07/01/2034	1,495,000	1,545,322
		5,748,101

Texas - 1.30%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	519,419
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	10,345,000	10,500,589
Texas State Department of Housing & Community Affairs
0.03%, 07/15/2040 (b) (c)	2,035,000	2,035,000
0.45%, 09/01/2036 (b)	455,000	455,000
0.47%, 09/01/2017 (b)	110,000	110,000
2.88%, 07/01/2041	5,220,000	5,279,247
3.18%, 03/01/2039	5,000,000	5,105,950
		24,005,205

Utah - 0.78%
Utah State Housing Corp.
2.05%, 01/01/2043	2,992,000	2,852,034
2.15%, 01/01/2043	4,325,000	4,144,734
2.20%, 07/01/2041	3,670,000	3,556,377
2.70%, 07/01/2044	2,888,000	2,983,535
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	563,099

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal
	Amount/Shares	Value
West Valley City Redevelopment Agency
4.10%, 05/01/2023	$100,000	$108,968
4.40%, 05/01/2026	200,000	220,316
		14,429,063

Virginia - 1.28%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	530,795
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	504,880
2.77%, 03/01/2018	1,000,000	1,018,280
3.25%, 08/25/2042	1,994,269	2,021,949
3.40%, 12/01/2026	500,000	519,585
4.17%, 10/01/2032	1,000,000	1,038,260
4.25%, 10/25/2043	1,349,096	1,368,078
4.30%, 12/25/2043	2,551,674	2,592,450
5.28%, 03/01/2028	320,000	330,064
5.50%, 06/25/2034 (a)	2,145,073	2,142,057
5.50%, 03/25/2036 (a)	1,893,583	2,011,342
5.70%, 11/01/2022	1,250,000	1,291,725
5.97%, 11/01/2024	1,405,000	1,451,449
6.25%, 11/01/2029	4,365,000	4,508,434
6.32%, 08/01/2019	1,980,000	2,166,595
		23,495,943

Washington - 0.27%
King County Housing Authority
6.38%, 12/31/2046	4,215,000	4,243,915
Washington State Housing Finance Commission
0.50%, 01/15/2037 (b)	655,000	655,000
		4,898,915

West Virginia - 0.15%
West Virginia State Housing Development Fund
0.94%, 05/01/2016	250,000	250,170
1.04%, 11/01/2016	250,000	250,065
1.23%, 05/01/2017	250,000	250,545
1.68%, 05/01/2019	250,000	252,000
1.95%, 05/01/2020	250,000	250,445
2.05%, 11/01/2020	325,000	325,390
2.30%, 11/01/2021	500,000	502,885
2.81%, 05/01/2018	650,000	671,392
		2,752,892
TOTAL MUNICIPAL BONDS (Cost $345,870,084)		351,554,128

CERTIFICATES OF DEPOSIT - 0.07%
Carver Federal Savings Bank
0.70%, 06/24/2016	1,000,000	1,000,000
Mechanics & Farmers Bank
0.10%, 06/18/2016	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,250,000)		1,250,000

MISCELLANEOUS INVESTMENT - 0.02%
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	315,038	313,434
TOTAL MISCELLANEOUS INVESTMENT (Cost $319,466)		313,434

SHORT-TERM INVESTMENT - 1.99%
Money Market Fund - 1.99%
Dreyfus Treasury Prime Cash Management, Cl A, 0.15% (e)	36,673,973	36,673,973
TOTAL SHORT-TERM INVESTMENT (Cost $36,673,973)		36,673,973

Total Investments (Cost $1,815,038,575) - 100.51%		1,850,395,506
Liabilities in Excess of Other Assets, Net - (0.51)%		(9,392,494)
NET ASSETS - 100.00%		$1,841,003,012

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

Footnotes
The following information for the Fund is presented on an income tax basis as of February 29, 2016:
Cost of Investments	$1,815,038,575
Gross Unrealized Appreciation	43,219,746
Gross Unrealized Depreciation	(7,862,815)
Net Unrealized Appreciation	$35,356,931

(a)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 29, 2016 is $26,420,847, which represents 1.44% of total net assets.
(b)	Variable rate security, the coupon rate shown is the effective rate as of February 29, 2016.
(c)	Security is subject to Alternative Minimum Tax.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. The security may only be resold to qualified institutional buyers in transactions exempt from registration. At February 29, 2016, the security amounted to $313,434, which represents 0.02% of total net assets.
(e)	The rate shown is the 7-day effective yield as of February 29, 2016.

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 29, 2016:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$-	$6,430,320	$–		$6,430,320
U.S. Government & Agency Obligations	-	1,431,906,203	22,267,448		1,454,173,651
Municipal Bonds	-	347,400,729	4,153,399		351,554,128
Certificates of Deposit	-	1,250,000	–		1,250,000
Miscellaneous Investment	-	313,434	–		313,434
Short-Term Investment	36,673,973	–	–		36,673,973
Total Investments in Securities	$36,673,973	$1,787,300,686	$26,420,847	*	$1,850,395,506

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2015	$22,481,294
Accrued discounts/premiums	18,891
Realized gain/(loss)	(101,420)
Change in appreciation/(depreciation)	705,682
Purchases	2,767,236
Sales	(2,016,785)
Amortization sold	(25,037)
Transfer into Level 3	1,595,228
Transfer out of Level 3	(3,157,641)
Ending balance as of February 29, 2016	$22,267,448
Change in unrealized gains included in earnings related to securities still held at reporting date	$759,657

Investments in Municipal Bonds
Beginning Balance as of June 1, 2015	$4,682,022
Accrued discounts/premiums	(301)
Realized gain/(loss)	8,683
Change in appreciation/(depreciation)	(50,306)
Purchases	-
Sales	(488,563)
Amortization sold	1,864
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 29, 2016	$4,153,399
Change in unrealized losses included in earnings related to securities still held at reporting date	$(50,306)

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 29, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 29, 2016 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 29, 2016.  The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 29, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Project Loans	$15,526,297	Matrix Pricing	Structure	Lockout range 0-9 years (4.17 yr average lock out), remaining maturity term range 5.49-34.53 years (23.75 year average maturity range)
			Remaining Average Life	0.18 - 8.39 (4.30) years
			Coupon	6.00% - 7.43% (6.60%)
			Spread to benchmark	N+280 - N+324 (N+304)
			Offered Quotes variance to Mark	-0.05% - 8.52% (2.85%)
FNMA Multifamily	$3,197,218	Matrix Pricing	Structure	30/30/15

			Remaining Average Life	18.83 years
			Coupon	3.76%
			Spread to benchmark	N+175
			Offered Quotes variance to Mark	-2.76%
GNMA Multifamily - Project Loans	$1,948,705	Matrix Pricing	Structure	40 year term 40 year amortization 10% declining prepayment penalty
			Remaining Average Life	8.92 years
			Coupon	4.00%
			Spread to benchmark	N+155
			Offered Quotes variance to Mark	2.79%
Small Business Administration	$492,424	Matrix Pricing	Remaining Average Life	3.08 - 9.58 (4.96) years

			Coupon	4.33% - 6.08% (5.33%)
			Spread to Benchmark	N+173 - N+261 (N+220)
			Offered Quotes variance to Mark	N/A
USDA Loans	$1,102,804	Matrix Pricing	Remaining Average Life	3.08 - 9.58 (4.96) years
			Coupon	4.33% - 6.08% (5.33%)
			Spread to Benchmark	N+173 - N+261 (N+220)
			Offered Quotes variance to Mark	N/A
Taxable Municipal Bonds	$4,153,399	Matrix Pricing	Remaining Average Life	4.92-6.33 (5.63) years

			Coupon	5.50%
			Spread to benchmark	‐6/TBA to ‐12.36/TBA (‐9.18/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 29, 2016, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 46.65%
Arizona - 0.41%
Pima County, Industrial Development Authority
7.50%, 12/15/2018	$120,000	$120,731

California - 9.14%
Central Valley Support, Joint Powers Agency
6.08%, 09/01/2029	150,000	171,928
Pomona, Pension Obligation Refunding
5.83%, 07/01/2035	420,000	422,843
Rancho Cucamonga, Redevelopment Agency Successor Agency
6.26%, 09/01/2031	290,000	329,214
Sacramento County, Public Financing Authority
6.58%, 12/01/2038	250,000	302,468
San Diego County, Regional Airport Authority
5.59%, 07/01/2043 (g)	250,000	275,915
San Jose, Airport Revenue
6.60%, 03/01/2041 (g)	500,000	560,800
Tuolumne, Wind Project Authority
6.92%, 01/01/2034	500,000	631,465
		2,694,633

Florida - 8.21%
Florida State, Department of Environmental Protection
6.15%, 07/01/2027	145,000	155,830
Hollywood Beach, Community Development District I
6.13%, 10/01/2039 (g)	220,000	257,796
6.25%, 10/01/2045 (g)	745,000	859,082
Miami-Dade County
7.50%, 04/01/2040 (g)	500,000	665,810
Orlando, Community Redevelopment Agency
7.78%, 09/01/2040	405,000	482,675
		2,421,193

Georgia - 1.47%
Atlanta, Development Authority
5.35%, 01/01/2035 (g)	400,000	433,360

Illinois - 1.71%
Bedford Park Village
6.57%, 12/01/2030	445,000	503,411

Louisiana - 1.90%
New Orleans, Public Improvement
6.05%, 12/01/2038 (g)	500,000	560,955

Maryland - 1.77%
Baltimore
5.38%, 09/01/2030 (g)	500,000	520,440

Massachusetts - 0.99%
Massachusetts State, Housing Finance Agency
4.78%, 12/01/2020	285,000	291,743

Minnesota - 0.59%
Minneapolis, Development Revenue
6.50%, 06/01/2040	155,000	175,184

Missouri - 1.29%
Missouri State, Health & Educational Facilities Authority
6.88%, 10/01/2040	365,000	379,969

Nevada - 3.04%
Washoe County
7.97%, 02/01/2040 (g)	675,000	895,111

CCM Alternative Income Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal Amount/Shares	Value
New Jersey - 0.66%
New Jersey State, Economic Development Authority
6.31%, 07/01/2026	$175,000	$194,038

North Carolina - 0.83%
Charlotte Airport, Special Facilities Revenue
6.06%, 07/01/2041	225,000	246,060

Ohio - 3.01%
Clermont County, Port Authority
5.75%, 12/01/2033 (g)	250,000	278,182
Montgomery
4.80%, 12/01/2037	110,000	113,625
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (g)	230,000	245,318
7.08%, 12/01/2040 (g)	235,000	251,342
		888,467

Oklahoma - 0.44%
Oklahoma State, Development Finance Authority
5.65%, 06/01/2041	120,000	128,578

South Carolina - 1.56%
Myrtle Beach
5.90%, 06/01/2039 (g)	400,000	461,120

Texas - 5.13%
Austin
5.75%, 11/15/2042 (g)	1,050,000	1,131,757
Harris County, Cultural Education Facilities Finance Authority
6.88%, 10/01/2033	350,000	381,434
		1,513,191

West Virginia - 2.71%
Ohio County, Special District Excise Tax Revenue
7.50%, 03/01/2036	550,000	584,023
8.25%, 03/01/2035	195,000	214,108
		798,131

Wisconsin - 1.79%
Green Bay, Redevelopment Authority
5.90%, 06/01/2037 (g)	475,000	526,670

TOTAL MUNICIPAL BONDS
(Cost $13,330,868)		13,752,985

COMMON STOCK - 22.98%
Consumer Discretionary - 9.11%
EnerCare (Canada)	50,000	585,366
Interpublic Group of Companies (g) (h)	14,000	299,460
Regal Entertainment Group (g) (h)	31,700	624,173
Sinclair Broadcast Group (g)	12,000	370,440
Six Flags Entertainment (g) (h)	10,000	508,600
Whistler Blackcomb Holdings (Canada)	16,100	297,487
		2,685,526
Consumer Staples - 1.20%
Walgreens Boots Alliance (g)	4,500	355,230
Energy - 2.80%
Crestwood Equity Partners (a) (h)	26,255	238,133
DHT Holdings (g) (h)	42,000	244,860
Scorpio Tankers (g) (h)	55,000	342,100
		825,093
Financials - 4.23%
Ryman Hospitality Properties (b) (g)	8,123	388,848
Wells Fargo (g)	5,000	234,600

CCM Alternative Income Fund

Schedule of Investments February 29, 2016 (unaudited)

	Shares/Principal Amount	Value
Weyerhaeuser (b) (g) (h)	24,000	$623,520
		1,246,968
Health Care - 1.86%
Pfizer (g)	18,500	548,895
Industrials - 3.78%
Aircastle (g) (h)	22,000	441,320
Macquarie Infrastructure (g) (h)	11,000	671,550
		1,112,870
TOTAL COMMON STOCK
(Cost $7,018,311)		6,774,582

PREFERRED STOCK - 19.25%
Energy - 2.01%
Targa Resources Partners, 9.00% (c) (g)	28,345	592,410
Financials - 13.14%
Ally Financial, 8.50%(c)	16,508	416,332
Aspen Insurance Holdings, 7.40% (c) (g)	8,565	209,757
Citigroup Capital XIII, 6.99% (c) (g)	36,100	921,272
Equity Commonwealth, 7.25% (b) (g)	22,119	554,966
GMAC Capital Trust I, 6.40% (c) (g)	54,492	1,321,976
RBS Capital Funding Trust VII, 6.08% (g)	19,000	449,540
		3,873,843
Industrials - 4.10%
Allergan, 5.50%	250	241,875
Seaspan, 9.50%	39,882	967,138
		1,209,013
TOTAL PREFERRED STOCK
(Cost $5,810,620)		5,675,266

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.49%
FGLMC Single Family - 0.06%
Pool FHR 2106 S, 7.62%, 12/15/2028 (c)	$74,893	18,389

FHA Project Loans - 8.31%
Pool A35272, 5.00%, 06/01/2035 (d)	281,223	280,773
Pool Robin Ridge, 5.75%, 01/01/2035 (d)	115,119	114,924
Pool 023-98146, 6.51%, 07/01/2047 (d)	1,879,917	2,055,502
		2,451,199

FNMA Multifamily - 1.79%
Pool 957188, 5.65%, 06/01/2017 (g)	45,717	47,656
Pool 464296, 5.86%, 01/01/2028 (g)	348,779	375,463
Pool 463194, 6.36%, 08/01/2027 (g)	97,566	105,127
		528,246

GNMA Multifamily - 2.30%
Pool 699710, 5.43%, 07/15/2044 (g)	408,984	422,276
Pool 2010-68, 6.15%, 06/20/2040 (c) (g)	1,646,359	254,996
		677,272

USDA Loan - 3.03%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (d)	820,825	891,613
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,484,260)		4,566,719

CLOSED-END FUNDS - 6.67%
Cohen & Steers REIT and Preferred Income Fund (g)	28,621	500,295
Eaton Vance Floating-Rate Income Trust	9,700	116,497
Invesco Municipal Income Opportunities Trust (g)	32,296	239,959
PIMCO Dynamic Credit Income Fund (g)	56,500	960,500
Putnam Managed Municipal Income Trust	20,000	148,800
TOTAL CLOSED-END FUNDS
(Cost $2,102,612)		1,966,051

EXCHANGE TRADED FUND - 1.17%
iShares US Preferred Stock Fund	9,000	344,880
TOTAL EXCHANGE TRADED FUND
(Cost $332,367)		344,880

CCM Alternative Income Fund

Schedule of Investments February 29, 2016 (unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITY - 0.54%
HASC - 0.54%
2005-I1, 0.83%, 11/25/2035 (c)	$235,000	$160,254
TOTAL ASSET-BACKED SECURITY
(Cost $130,785)		160,254

CORPORATE BOND - 0.38%
Salvation Army
5.68%, 09/01/2031	100,000	113,029
TOTAL CORPORATE BOND
(Cost $101,756)		113,029

SHORT-TERM INVESTMENT - 10.20%
Money Market Fund - 10.20%
Dreyfus Treasury Prime Cash Management, Cl A, 0.15% (e)	3,006,847	3,006,847
TOTAL SHORT-TERM INVESTMENT
(Cost $3,006,847)		3,006,847

Total Investments (Cost $36,318,426) - 123.33%		36,360,613
Liabilities in Excess of Other Assets, Net - (23.33)%		(6,877,979)
NET ASSETS - 100.00%		$29,482,634

Footnotes

The following information for the Fund is presented on an income tax basis as of February 29, 2016:

Cost of Investments		$36,318,426
Gross Unrealized Appreciation		1,169,884
Gross Unrealized Depreciation		(1,127,697)
Net Unrealized Appreciation		$42,187

EXCHANGE TRADED FUNDS SOLD SHORT - (3.57)%
iShares iBoxx $ High Yield Corporate Bond Fund (h)	(3,000)	(240,240)
iShares MSCI Australia	(14,000)	(241,920)
iShares MSCI Brazil Capped Fund	(8,000)	(163,920)
iShares MSCI Emerging Markets Fund (h)	(3,250)	(98,507)
iShares S&P/TSX 60 Index Fund	(22,000)	(308,862)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $1,231,689)		(1,053,449)

COMMON STOCK SOLD SHORT - (14.72)%

Consumer Staples - (1.74)%
Sysco (h)	(6,000)	(264,780)
Vector Group	(5,000)	(116,150)
Wal-Mart Stores (h)	(2,000)	(132,680)
		(513,610)

Energy - (2.63)%
Chevron	(4,000)	(333,760)
Exxon Mobil	(5,500)	(440,825)
		(774,585)

Financials - (1.37)%
Janus Capital Group	(4,000)	(51,720)
Simon Property Group (b)	(1,850)	(351,000)
		(402,720)

Health Care - (0.29)%
Allergan (f)	(300)	(87,033)

Industrials - (7.60)%
Boeing (h)	(3,400)	(401,812)
Caterpillar	(8,500)	(575,450)
CNH Industrial	(20,000)	(132,600)
Deere	(5,000)	(400,900)
Fastenal	(8,000)	(362,320)
Finning International	(13,000)	(179,963)
Toromont Industries	(8,000)	(187,968)
		(2,241,013)

CCM Alternative Income Fund

Schedule of Investments February 29, 2016 (unaudited)

	Shares	Value
Information Technology - (1.09)%
ViaSat (f)	(4,400)	$(321,244)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $4,435,685)		(4,340,205)

Total Securities Sold Short
(Proceeds $5,667,374)		$(5,393,654)

Footnotes

The following information for the Fund is presented on an income tax basis as of February 29, 2016:

Proceeds of Investments Sold Short	$5,667,374
Gross Unrealized Appreciation	450,325
Gross Unrealized Depreciation	(176,605)
Net Unrealized Appreciation	$273,720

	Contracts	Value
PURCHASED OPTIONS † (f) - 0.63%
AerCap Holdings,
Expires 03/19/2016, Strike Price: $32.50	40	$13,600
Expires 03/19/2016, Strike Price: $35.00	30	6,000
AGCO,
Expires 03/19/2016, Strike Price: $45.00	40	1,000
Alerian,
Expires 04/16/2016, Strike Price: $12.00	250	1,250
Bank of America,
Expires 03/19/2016, Strike Price: $14.00	1,100	4,400
Crestwood Equity Partners,
Expires 03/19/2016, Strike Price: $12.50	$50	$500
Deutsche X-trackers Harvest CSI 300 China A-Shares,
Expires 03/19/2016, Strike Price: $22.00	35	3,780
DHT Holdings,
Expires 04/16/2016, Strike Price: $8.00	150	1,500
Fastenal,
Expires 03/19/2016, Strike Price: $43.00	40	1,800
Gogo,
Expires 03/19/2016, Strike Price: $10.00	30	3,450
iShares iBoxx $ High Yield Corporate Bond Fund,
Expires 03/19/2016, Strike Price: $77.00	30	690
iShares MSCI Emerging Markets Fund,
Expires 03/19/2016, Strike Price: $32.00	520	7,280
iShares Russell 2000 Fund,
Expires 03/19/2016, Strike Price: $96.00	560	22,960
Expires 04/16/2016, Strike Price: $101.00	10	2,480
Kinder Morgan,
Expires 03/19/2016, Strike Price: $25.00	100	100
Macquarie Infrastructure,
Expires 03/19/2016, Strike Price: $60.00	10	2,260
Expires 03/19/2016, Strike Price: $65.00	30	1,560
Powershares QQQ Trust Series 1,
Expires 03/19/2016, Strike Price: $100.00	30	3,660
Expires 03/19/2016, Strike Price: $97.00	15	945
Regal Entertainment Group,
Expires 03/19/2016, Strike Price: $17.50	15	4,125
Scorpio Tankers,
Expires 04/16/2016, Strike Price: $5.00	50	7,000
Expires 04/16/2016, Strike Price: $7.50	250	5,000
SPDR S&P 500 Trust,
Expires 03/19/2016, Strike Price: $185.00	100	12,000
Expires 03/19/2016, Strike Price: $188.00	200	36,800
Expires 03/19/2016, Strike Price: $190.00	30	7,200
Sunoco,
Expires 03/19/2016, Strike Price: $32.50	40	4,360
United States Oil Fund,
Expires 03/19/2016, Strike Price: $9.00	50	2,400
ViaSat,
Expires 03/19/2016, Strike Price: $65.00	20	100
Weyerhaeuser,

CCM Alternative Income Fund

Schedule of Investments February 29, 2016 (unaudited)

	Contracts	Value
Expires 04/16/2016, Strike Price: $24.00	70	$16,800
Williams Partners,
Expires 03/19/2016, Strike Price: $20.00	40	4,960
Expires 03/19/2016, Strike Price: $22.50	90	4,140
Expires 03/19/2016, Strike Price: $25.00	50	950
Expires 03/19/2016, Strike Price: $30.00	20	200
TOTAL PURCHASED OPTIONS
(Cost $533,711)		$185,250
WRITTEN OPTIONS † (f) - (0.13)%
AGCO,
Expires 03/19/2016, Strike Price: $40.00	(40)	$(1,200)
Aircastle,
Expires 03/19/2016, Strike Price: $20.00	(10)	(750)
Boeing,
Expires 03/19/2016, Strike Price: $115.00	(5)	(900)
Deere,
Expires 03/19/2016, Strike Price: $75.00	(10)	$(430)
Interpublic Group of Companies,
Expires 03/19/2016, Strike Price: $22.00	(30)	(840)
iShares iBoxx $ High Yield Corporate Bond Fund,
Expires 03/19/2016, Strike Price: $74.00	(30)	(240)
iShares MSCI Emerging Markets Fund,
Expires 03/19/2016, Strike Price: $33.00	(250)	(750)
iShares Russell 2000 Fund,
Expires 03/19/2016, Strike Price: $90.00	(550)	(5,500)
Six Flags Entertainment,
Expires 03/19/2016, Strike Price: $50.00	(50)	(9,500)
SPDR S&P 500 Trust,
Expires 03/19/2016, Strike Price: $175.00	(110)	(3,190)
Expires 03/19/2016, Strike Price: $180.00	(250)	(14,500)
Sysco,
Expires 03/19/2016, Strike Price: $41.00	(10)	(140)
Wal-Mart Stores,
Expires 03/19/2016, Strike Price: $57.50	(20)	(100)
TOTAL WRITTEN OPTIONS
(Premiums Received ($206,457))		$(38,040)

†	For the period ended February 29, 2016, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

A list of the open futures contracts held by the Fund at February 29, 2016, is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
CAC Currency	(13)	Mar-2016	$(492)
CBT 10-Year DSF	(22)	Mar-2016	(125,012)
CBT 5-Year DSF	(25)	Mar-2016	(71,739)
Russell 2000 Index E-MINI	(12)	Mar-2016	154,829
S&P 500 Index E-MINI	(10)	Mar-2016	71,851
U.S. 10-Year Treasury Note	(31)	Mar-2016	(123,897)
U.S. Long Treasury Bond	(14)	Mar-2016	(148,133)
U.S. 2-Year Treasury Note	(5)	Apr-2016	(5,640)
U.S. 5-Year Treasury Note	(13)	Apr-2016	(31,206)
			$(279,439)

‡	For the period ended February 29, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

CCM Alternative Income Fund

Schedule of Investments February 29, 2016 (unaudited)

(a)	Security considered to be a Master Limited Partnership. At February 29, 2016, the security amounted to $238,133 or 0.81% of net assets.
(b)	REIT - Real Estate Investment Trust
(c)	Variable rate security, the coupon rate shown is the effective rate as of February 29, 2016.
(d)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 29, 2016 is $3,342,812, which represents 11.34% of total net assets.
(e)	The rate shown is the 7-day effective yield as of February 29, 2016.
(f)	Non-income producing security.
(g)	All or a portion of this security has been committed as collateral for open short positions.
(h)	Underlying security for a written/purchased option.

CAC — Cotation Assistee en Continu (French stock market index)
CBT — Chicago Board of Trade
Cl — Class
DSF — Deliverable Swap Future
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TSX — Toronto Stock Exchange

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 29, 2016:

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$-	$13,752,985	$-		$13,752,985
Common Stock	6,774,582	-	-		6,774,582
Preferred Stock	3,133,370	2,541,896	-		5,675,266
U.S. Government & Agency Obligations	-	1,223,907	3,342,812		4,566,719
Closed-End Funds	1,966,051	-	-		1,966,051
Exchange Traded Fund	344,880	-	-		344,880
Asset-Backed Security	-	160,254	-		160,254
Corporate Bond	-	113,029	-		113,029
Short-Term Investment	3,006,847	-	-		3,006,847
Total Assets	$15,225,730	$17,792,071	$3,342,812	*	$36,360,613

Liabilities	Level 1	Level 2	Level 3		Total
Securities Sold Short
Exchange Traded Funds	$(1,053,449)	$-	$-		$(1,053,449)
Common Stock	(4,340,205)	-	-		(4,340,205)
Total Liabilities	$(5,393,654)	$-	$-		$(5,393,654)

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Purchased Options	$185,250	$-	$-		$185,250
Written Options	(38,040)	-	-		(38,040)
Futures**
Unrealized Appreciation	226,680	-	-		226,680
Unrealized Depreciation	(506,119)	-	-		(506,119)
Total Other Financial Instruments	$(132,229)	$-	$-		$(132,229)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments February 29, 2016 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2015	$3,916,579
Accrued discounts/premiums	(1,097)
Realized gain/(loss)	(146)
Change in appreciation/(depreciation)	78,015
Purchases	-
Sales	(297,469)
Amortization sold	59
Transfer into Level 3	-
Transfer out of Level 3	(353,129)
Ending balance as of February 29, 2016	$3,342,812
Change in unrealized gains included in earnings related to securities still held at reporting date	$76,830

For the period ended February 29, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 29, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 29, 2016.  The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 29, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$2,451,199	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 9.68 - 18.85 years (19.96 year average maturity). 1 is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)
			Average Life	0.18 years - 5.99 years (2.14 years)
			Coupon	5.75% - 6.95% (6.42%)
			Spread to Benchmark	N+280 - N+321 (N+294)
			Offered Quotes Variance to Mark	-0.33% - 4.65% (1.82%)
USDA Loans	$891,613	Matrix Pricing	Structure	40 year term, with 3 years remaining in lockout (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	N+112
			Offered Quotes Variance to Mark	N/A

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 29, 2016, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: April 27, 2016

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: April 27, 2016